Sohu.com Limited Shareholders' Equity (Summary of Sohu.com Limited's Outstanding Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, beginning of year	30,065
Balance, end of year	26,069	30,065
Sohu.com Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, beginning of year	30,065	33,048	33,737
Issuances:	43	137	7
Repurchases:	(4,039)	(3,120)	(696)
Balance, end of year	26,069	30,065	33,048